Shareholder Report, Average Annual Return (Details) LMF4800_Western Asset Mortgage Total Return Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	8.08%	0.42%	1.85%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	1.56%
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%	0.15%	1.35%